CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues:
Real estate revenue	$ 21,946,000	$ 21,463,000	$ 86,321,000	$ 74,610,000	$ 47,599,000
Resident fees and services	15,895,000	16,081,000	67,793,000	46,160,000	36,857,000
Grant income			1,005,000	0	0
Total revenues	37,841,000	37,544,000		120,770,000	84,456,000
Total revenues and grant income			155,119,000	120,770,000	84,456,000
Expenses:
Rental expenses	6,024,000	5,822,000	23,450,000	19,226,000	11,499,000
Property operating expenses	15,194,000	13,017,000	60,224,000	37,434,000	30,023,000
General and administrative	3,747,000	4,448,000	16,691,000	15,235,000	9,172,000
Business acquisition expenses	314,000	9,000	(160,000)	1,974,000	2,795,000
Depreciation and amortization	12,402,000	12,530,000	50,304,000	45,626,000	32,658,000
Total expenses	37,681,000	35,826,000	150,509,000	119,495,000	86,147,000
Other income (expense):
Interest expense (including amortization of deferred financing costs and debt discount/premium)	(4,726,000)	(5,310,000)	(19,955,000)	(16,191,000)	(6,788,000)
Gain (loss) in fair value of derivative financial instruments	1,455,000	(4,605,000)	(870,000)	(4,385,000)	0
Impairment of real estate investments			(3,642,000)	0	0
Income (loss) from unconsolidated entity	(904,000)	255,000	629,000	267,000	(110,000)
Other income	7,000	9,000	286,000	175,000	11,000
Loss before income taxes			(18,942,000)	(18,859,000)	(8,578,000)
Income tax benefit (expense)	0	0	0	8,000	(8,000)
Net loss	(4,008,000)	(7,933,000)	(18,942,000)	(18,851,000)	(8,586,000)
Less: net loss attributable to noncontrolling interests	264,000	167,000	885,000	82,000	232,000
Net loss attributable to controlling interest	$ (3,744,000)	$ (7,766,000)	$ (18,057,000)	$ (18,769,000)	$ (8,354,000)
Net loss per Class T and Class I common share attributable to controlling interest — basic and diluted	$ (0.05)	$ (0.10)	$ (0.22)	$ (0.24)	$ (0.15)
Weighted average number of Class T and Class I common shares outstanding — basic and diluted	81,511,212	80,301,650	80,661,645	78,396,077	54,847,197